Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Classes Of Employee Benefits Expense [Abstract]
Wages, salaries and bonuses	¥ 39,735	¥ 44,678
Share-based compensation expenses (Note 19)	16,066	27,894
Welfare expenses	6,725	6,388
Housing funds	689	890
Employee benefit expenses	¥ 63,215	¥ 79,850